Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Certain Equity Awards

The Company maintains a structured equity grant timing process designed to ensure compliance with applicable securities laws, corporate governance best practices, and the avoidance of material nonpublic information (“MNPI”) in granting equity awards. The compensation committee approves all equity grants, including stock options and restricted stock units, on a predetermined schedule, with grant dates set in advance to occur outside of blackout periods and when the Company is not in possession of MNPI. Stock option exercise prices are set at the closing price of the Company’s common stock on the grant date, in accordance with the Company’s equity plan and applicable securities regulations. This process is designed to prevent any appearance of opportunistic grant timing and to ensure that equity awards are made in a manner that reflects long-term stockholder value creation. By adhering to a fixed grant schedule and robust governance framework, the Company reinforces its commitment to transparency, fairness, and regulatory compliance in equity compensation practices. During fiscal year 2024, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During fiscal year 2024, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	true